UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Institutional Floating Rate Fund

Institutional Class (RPIFX)

This semi-annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - Institutional Class	$29	0.57%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,236,377
Number of Portfolio Holdings	351

Portfolio Turnover Rate	26.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Bank Loans	86.4%
Corporate Bonds	8.0
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	5.3

Top Ten Holdings (as a % of Net Assets)

Applied Systems	2.3%
Alera Group	2.0
Cloud Software Group	1.9
Asurion	1.6
HUB International	1.6
CRC Insurance Group	1.6
Ellucian Holdings	1.6
TransDigm	1.5
Medline Borrower	1.5
X	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E170-053 1/26

Institutional Floating Rate Fund

Institutional Class (RPIFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Institutional Floating Rate Fund

F Class (PFFRX)

This semi-annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - F Class	$36	0.70%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,236,377
Number of Portfolio Holdings	351

Portfolio Turnover Rate	26.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Bank Loans	86.4%
Corporate Bonds	8.0
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	5.3

Top Ten Holdings (as a % of Net Assets)

Applied Systems	2.3%
Alera Group	2.0
Cloud Software Group	1.9
Asurion	1.6
HUB International	1.6
CRC Insurance Group	1.6
Ellucian Holdings	1.6
TransDigm	1.5
Medline Borrower	1.5
X	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E430-053 1/26

Institutional Floating Rate Fund

F Class (PFFRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Institutional Floating Rate Fund

Z Class (TRAZX)

This semi-annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - Z Class	$1	0.02%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,236,377
Number of Portfolio Holdings	351

Portfolio Turnover Rate	26.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Bank Loans	86.4%
Corporate Bonds	8.0
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	5.3

Top Ten Holdings (as a % of Net Assets)

Applied Systems	2.3%
Alera Group	2.0
Cloud Software Group	1.9
Asurion	1.6
HUB International	1.6
CRC Insurance Group	1.6
Ellucian Holdings	1.6
TransDigm	1.5
Medline Borrower	1.5
X	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E1223-053 1/26

Institutional Floating Rate Fund

Z Class (TRAZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2025
Institutional Floating Rate Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes

T. Rowe Price Institutional Floating Rate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
t
Institutional Class
. 6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 9 .42 $ 9 .48 $ 9 .19 $ 9 .34 $ 9 .77 $ 9 .30
Investment activities
Net investment income
(1)(2)
0 .34 0 .74 0 .85 0 .66 0 .39 0 .40
Net realized and unrealized gain/
loss ( 0 .02 ) ( 0 .06 ) 0 .28 ( 0 .14 ) ( 0 .43 ) 0 .47
Total from investment activities 0 .32 0 .68 1 .13 0 .52 ( 0 .04 ) 0 .87
Distributions
Net investment income ( 0 .34 ) ( 0 .74 ) ( 0 .84 ) ( 0 .67 ) ( 0 .39 ) ( 0 .40 )
NET ASSET VALUE
End of period $ 9 .40 $ 9 .42 $ 9 .48 $ 9 .19 $ 9 .34 $ 9 .77
Ratios/Supplemental Data
Total return
(2)(3)
3 .43% 7 .40% 12 .77% 5 .80% ( 0 .52 ) % 9 .46%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .57%
(4)
0 .57% 0 .57% 0 .57% 0 .57% 0 .58%
Net expenses after waivers/
payments by Price Associates 0 .57%
(4)
0 .57% 0 .57% 0 .57% 0 .57% 0 .58%
Net investment income 7 .26%
(4)
7 .87% 9 .00% 7 .17% 3 .98% 4 .12%
Portfolio turnover rate 26 .8% 107 .3% 78 .5% 34 .3% 45 .5% 62 .6%
Net assets, end of period (in
millions) $ 4,944 $ 4,430 $ 4,010 $ 3,674 $ 5,990 $ 3,505
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. Rowe Price Institutional Floating Rate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
F Class
. 6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 9 .41 $ 9 .47 $ 9 .18 $ 9 .34 $ 9 .76 $ 9 .29
Investment activities
Net investment income
(1)(2)
0 .34 0 .73 0 .83 0 .64 0 .38 0 .39
Net realized and unrealized gain/
loss ( 0 .02 ) ( 0 .07 ) 0 .29 ( 0 .14 ) ( 0 .43 ) 0 .46
Total from investment activities 0 .32 0 .66 1 .12 0 .50 ( 0 .05 ) 0 .85
Distributions
Net investment income ( 0 .33 ) ( 0 .72 ) ( 0 .83 ) ( 0 .66 ) ( 0 .37 ) ( 0 .38 )
NET ASSET VALUE
End of period $ 9 .40 $ 9 .41 $ 9 .47 $ 9 .18 $ 9 .34 $ 9 .76
Ratios/Supplemental Data
Total return
(2)(3)
3 .47% 7 .27% 12 .64% 5 .55% ( 0 .54 ) % 9 .33%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .70%
(4)
0 .70% 0 .70% 0 .70% 0 .68% 0 .72%
Net expenses after waivers/
payments by Price Associates 0 .70%
(4)
0 .70% 0 .70% 0 .70% 0 .68% 0 .72%
Net investment income 7 .13%
(4)
7 .76% 8 .88% 6 .91% 3 .88% 4 .01%
Portfolio turnover rate 26 .8% 107 .3% 78 .5% 34 .3% 45 .5% 62 .6%
Net assets, end of period (in
millions) $ 289 $ 303 $ 303 $ 355 $ 739 $ 622
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. Rowe Price Institutional Floating Rate Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
. 6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 9 .40 $ 9 .46 $ 9 .17 $ 9 .34 $ 9 .77 $ 9 .30
Investment activities
Net investment income
(1)(2)
0 .37 0 .75 0 .90 0 .65 0 .44 0 .45
Net realized and unrealized gain/
loss ( 0 .02 ) ( 0 .02 ) 0 .28 ( 0 .10 ) ( 0 .43 ) 0 .47
Total from investment activities 0 .35 0 .73 1 .18 0 .55 0 .01 0 .92
Distributions
Net investment income ( 0 .36 ) ( 0 .79 ) ( 0 .89 ) ( 0 .72 ) ( 0 .44 ) ( 0 .45 )
NET ASSET VALUE
End of period $ 9 .39 $ 9 .40 $ 9 .46 $ 9 .17 $ 9 .34 $ 9 .77
Ratios/Supplemental Data
Total return
(2)(3)
3 .82% 7 .99% 13 .40% 6 .12% 0 .02% 10 .06%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .57%
(4)
0 .56% 0 .57% 0 .57% 0 .57% 0 .59%
Net expenses after waivers/
payments by Price Associates 0 .02%
(4)
0 .01% 0 .02% 0 .02% 0 .02% 0 .04%
Net investment income 7 .85%
(4)
7 .96% 9 .55% 7 .04% 4 .51% 4 .68%
Portfolio turnover rate 26 .8% 107 .3% 78 .5% 34 .3% 45 .5% 62 .6%
Net assets, end of period (in
thousands) $ 2,899 $ 5,948 $ 322 $ 284 $ 294,390 $ 637,991
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Floating Rate Fund
November 30, 2025 Unaudited

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.0%
Miscellaneous  0.0%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 578 597
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 347 389
Total Asset-Backed Securities
(Cost $994) 986
BANK LOANS  86.4% (2)
Aerospace & Defense  2.9%
Apple Bidco, FRN, 1M TSFR +
2.50%, 6.416%, 9/23/31  4,883 4,903
Bleriot U.S. Bidco, FRN, 3M TSFR +
2.50%, 6.502%, 10/31/30  10,797 10,837
Brown Group Holding, FRN, 3M
TSFR + 2.75%, 6.602%, 7/1/31  28,701 28,827
Dynasty Acquisition, FRN, 1M TSFR
+ 2.00%, 5.916%, 10/31/31  25,591 25,650
Kaman, FRN, 3M TSFR + 2.50%,
1.52%, 2/26/32 (3) 425 427
Kaman, FRN, 6M TSFR + 2.50%,
6.378%, 2/26/32  4,498 4,511
TransDigm, FRN, 3M TSFR + 2.25%,
6.252%, 3/22/30  22,589 22,611
TransDigm, FRN, 3M TSFR + 2.50%,
6.502%, 2/28/31  28,689 28,729
TransDigm, FRN, 3M TSFR + 2.50%,
6.502%, 1/19/32  784 785
TransDigm, FRN, 3M TSFR + 2.50%,
6.502%, 8/19/32  22,185 22,229
149,509
Airlines  0.6%
AAdvantage Loyality IP, FRN, 3M
TSFR + 2.25%, 6.134%, 4/20/28  30,964 30,937
30,937
Automotive  2.8%
American Axle & Manufacturing,
FRN, 1M TSFR + 3.25%, 9/20/32 (4) 6,050 6,050
Autokiniton U.S. Holdings, FRN, 1M
TSFR + 4.00%, 8.03%, 4/6/28 (4) 31,694 31,425
Belron Finance, FRN, 3M TSFR +
2.25%, 6.12%, 10/16/31  11,486 11,544
Clarios Global, FRN, 1M TSFR +
2.50%, 6.416%, 5/6/30  8,293 8,288
Clarios Global, FRN, 1M TSFR +
2.75%, 6.666%, 1/28/32  39,220 39,330
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 3.00%, 6.916%,
5/4/28  30,888 30,960
Tenneco, FRN, 3M TSFR + 5.00%,
8.989%, 11/17/28  7,680 7,507
Par/Shares $ Value
(Amounts in 000s)
‡
Wand NewCo 3, FRN, 1M TSFR +
2.50%, 6.416%, 1/30/31  12,097 12,096
147,200
Broadcasting  3.1%
Clear Channel Outdoor Holdings,
FRN, 1M TSFR + 4.00%, 8.03%,
8/21/28 (4) 16,634 16,646
CMG Media, FRN, 3M TSFR +
3.50%, 7.602%, 6/18/29 (4) 36,767 33,531
E.W. Scripps, FRN, 1M TSFR +
3.35%, 7.423%, 11/30/29  5,501 5,355
E.W. Scripps, FRN, 1M TSFR +
5.75%, 9.823%, 6/30/28  12,326 12,455
Gray Media, FRN, 1M TSFR +
5.25%, 9.123%, 6/4/29  188 188
iHeartCommunications, FRN, 1M
TSFR + 5.78%, 9.805%, 5/1/29 (4) 11,804 10,503
Neptune Bidco U.S., FRN, 3M TSFR
+ 5.00%, 9.012%, 4/11/29  30,646 29,870
Nexstar Media, FRN, 1M TSFR +
2.50%, 6.416%, 6/28/32  11,890 11,911
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 13.762%, 10/11/29 (5) 2,730 2,726
Sinclair Television Group, FRN, 3M
TSFR + 3.30%, 7.402%, 12/31/29  5,406 4,930
Townsquare Media, FRN, 3M TSFR
+ 5.00%, 8.878%, 2/19/30  6,739 5,802
Univision Communications, FRN, 1M
TSFR + 3.25%, 7.28%, 1/31/29  6,706 6,635
Univision Communications, FRN, 1M
TSFR + 3.50%, 7.416%, 1/31/29  14,975 14,816
Univision Communications, FRN, 3M
TSFR + 4.25%, 8.252%, 6/24/29  5,036 5,025
160,393
Building Products  1.3%
Chariot Buyer, FRN, 1M TSFR +
2.75%, 6.666%, 9/8/32  18,224 18,259
CP Atlas Buyer, FRN, 1M TSFR +
5.25%, 9.166%, 7/8/30  11,440 10,905
MITER Brands Acquisition Holdco,
FRN, 1M TSFR + 2.75%, 6.666%,
3/28/31  6,881 6,866
Quikrete Holdings, FRN, 1M TSFR +
2.25%, 6.166%, 1/30/32  29,617 29,643
65,673
Cable Operators  0.9%
Cable One, FRN, 1M TSFR + 2.00%,
6.03%, 5/3/28  4,458 4,250
CSC Holdings, FRN, PRIME +
1.50%, 8.50%, 4/15/27  23,137 20,549
Directv Financing, FRN, 3M TSFR +
5.25%, 9.352%, 8/2/29  6,692 6,696
Directv Financing, FRN, 3M TSFR +
5.50%, 9.34%, 2/17/31 (4) 7,479 7,401
Radiate Holdco, FRN, 9.03%,
9/25/29 (1.50% PIK and 1M TSFR +
3.50% Cash) (6) 11,908 8,705

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Radiate Holdco, FRN, 1M TSFR +
4.00%, 6/26/29 (4) 2,366 2,340
49,941
Chemicals  1.2%
Nouryon Finance, FRN, 3M TSFR +
3.25%, 7.162%, 4/3/28  5,714 5,690
Nouryon Finance, FRN, 6M TSFR +
3.25%, 7.036%, 4/3/28  21,147 21,065
Qnity Electronics, FRN, 6M TSFR +
2.00%, 5.698%, 11/1/32  16,640 16,682
W. R. Grace Holdings, FRN, 3M
TSFR + 3.00%, 7.002%, 8/19/32  8,655 8,617
Windsor Holdings III, FRN, 1M TSFR
+ 2.75%, 6.666%, 8/1/30  9,898 9,895
61,949
Consumer Products  0.8%
19th Holdings Golf, FRN, 1M TSFR +
3.25%, 7.134%, 2/7/29 (4) 5,957 5,964
ABG Intermediate Holdings 2, FRN,
1M TSFR + 2.25%, 6.166%, 12/21/28  5,528 5,535
Lavender U.S. HoldCo 1, FRN, 1M
TSFR + 3.25%, 9/26/32 (4) 9,595 9,613
Life Time, FRN, 1M TSFR + 2.00%,
5.784%, 11/5/31  8,908 8,923
Peloton Interactive, FRN, 1M TSFR +
5.50%, 9.416%, 5/30/29  9,650 9,726
39,761
Container  1.4%
Albea Beauty Holdings, FRN, 3M
EURIBOR + 5.00%, 7.00%, 12/31/27
(EUR)  3,470 3,950
Charter Next Generation, FRN, 1M
TSFR + 2.75%, 6.709%, 11/29/30  47,405 47,588
Proampac PG Borrower, FRN, 3M
TSFR + 4.00%, 7.893%, 9/15/28  20,915 20,920
72,458
Energy  2.3%
Brazos Delaware II, FRN, 1M TSFR
+ 2.50%, 6.472%, 2/11/30  4,448 4,448
CPPIB OVM Member U.S., FRN, 3M
TSFR + 2.50%, 6.502%, 8/20/31  5,441 5,451
Deep Blue Operating I, FRN, 1M
TSFR + 2.75%, 6.593%, 10/1/32 (4) 15,625 15,654
EPIC Crude Services, FRN, 1M
TSFR + 2.50%, 6.34%, 10/15/31  16,015 16,055
Goodnight Water Solutions Holdings,
FRN, 1M TSFR + 4.00%, 7.916%,
6/4/29  4,668 4,610
Hilcorp Energy I, FRN, 1M TSFR +
2.00%, 5.959%, 2/11/30  4,681 4,681
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 2.50%, 6.416%, 4/1/32  10,673 10,705
NGL Energy Operating, FRN, 1M
TSFR + 3.50%, 7.416%, 2/3/31  26,348 26,442
Northriver Midstream Finance, FRN,
3M TSFR + 2.25%, 6.235%, 8/16/30  11,665 11,678
Par/Shares $ Value
(Amounts in 000s)
‡
Prairie Acquiror, FRN, 1M TSFR +
3.75%, 7.666%, 8/1/29  20,025 20,138
119,862
Entertainment & Leisure  3.4%
AMC Entertainment Holdings, FRN,
1M TSFR + 7.00%, 10.96%, 1/4/29  36,613 36,689
Cinemark USA, FRN, 3M TSFR +
2.25%, 6.191%, 5/24/30  5,797 5,800
Crown Finance U.S., FRN, 1M TSFR
+ 4.50%, 8.343%, 12/2/31  34,697 34,650
Delta 2, FRN, 3M TSFR + 2.00%,
6.002%, 9/10/31  18,880 18,880
EOC Borrower, FRN, 1M TSFR +
3.00%, 6.916%, 3/24/32  33,908 34,033
TKO Worldwide Holdings, FRN, 3M
TSFR + 2.00%, 5.868%, 11/21/31  48,581 48,728
United Talent Agency, FRN, 1M
TSFR + 3.50%, 7.459%, 6/10/32 (7) 1,654 1,662
180,442
Financial  16.4%
Acrisure, FRN, 1M TSFR + 3.00%,
6.916%, 11/6/30  33,404 33,354
Acrisure, FRN, 1M TSFR + 3.25%,
7.166%, 6/20/32  14,891 14,875
Alera Group, FRN, 1M TSFR +
3.25%, 7.166%, 5/30/32 (4) 41,540 41,696
Alera Group, FRN, 1M TSFR +
5.50%, 9.416%, 5/30/33  60,620 62,110
Alliant Holdings Intermediate, FRN,
1M TSFR + 2.50%, 6.416%, 9/19/31  49,031 49,037
AmWINS Group, FRN, 3M TSFR +
2.25%, 6.252%, 1/30/32  7,482 7,498
Apollo Commercial Real Estate
Finance, FRN, 1M TSFR + 3.25%,
7.209%, 6/13/30  3,252 3,263
Aretec Group, FRN, 1M TSFR +
3.00%, 8/9/30 (4) 6,955 6,972
BCPE Pequod Buyer, FRN, 1M
TSFR + 3.00%, 6.916%, 11/25/31  19,830 19,879
Blackstone Mortgage Trust, FRN, 1M
TSFR + 3.00%, 6.916%, 12/10/30  6,890 6,907
Chicago U.S. Midco III, FRN, 1M
TSFR + 2.50%, 5.715%, 10/9/32 (3)
(7) 12,226 12,256
Chrysaor Bidco, FRN, 3M TSFR +
3.25%, 10/30/31 (4) 1,315 1,319
Citadel Securities Global Holdings,
FRN, 1M TSFR + 2.00%, 5.916%,
10/31/31  3,856 3,869
Citco Funding, FRN, 3M TSFR +
2.75%, 6.806%, 4/27/28  4,654 4,675
Claros Mortgage Trust, FRN, 1M
TSFR + 4.50%, 8.516%, 8/9/26 (7) 3,429 3,344
CRC Insurance Group, FRN, 3M
TSFR + 2.75%, 6.752%, 5/6/31  17,363 17,359
CRC Insurance Group, FRN, 3M
TSFR + 4.75%, 8.752%, 5/6/32  66,095 66,818

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Edelman Financial Engines Center,
FRN, 1M TSFR + 3.00%, 6.916%,
4/7/28  20,811 20,905
Edelman Financial Engines Center,
FRN, 1M TSFR + 5.25%, 9.166%,
10/6/28  34,688 34,679
EP Wealth Advisors, FRN, 3M TSFR
+ 3.00%, 6.894%, 10/18/32  8,140 8,155
Focus Financial Partners, FRN, 1M
TSFR + 2.50%, 6.416%, 9/15/31  60,787 60,772
GTCR Everest Borrower, FRN, 3M
TSFR + 2.75%, 6.752%, 9/5/31  11,910 11,939
HighTower Holding, FRN, 3M TSFR
+ 2.75%, 6.651%, 2/3/32  47,633 47,574
HUB International, FRN, 3M TSFR +
2.25%, 6.12%, 6/20/30  71,518 71,764
Insignia Financial, FRN, 1M TSFR +
4.50%, 11/24/32 (4)(7) 16,965 16,753
Jane Street Group, FRN, 3M TSFR +
2.00%, 5.822%, 12/15/31  27,028 26,746
Jones Deslauriers Insurance
Management, FRN, 3M TSFR +
2.75%, 6.59%, 3/15/30  9,620 9,620
KREF Holdings X, FRN, 1M TSFR +
2.50%, 6.459%, 3/5/32  7,679 7,703
OneDigital Borrower, FRN, 1M TSFR
+ 3.00%, 6.916%, 7/2/31  33,273 33,245
OneDigital Borrower, FRN, 1M TSFR
+ 5.25%, 9.166%, 7/2/32 (4) 32,105 32,306
Orion Advisor Solutions, FRN, 3M
TSFR + 3.25%, 6.717%, 9/24/30  5,045 5,066
Osaic Holdings, FRN, 1M TSFR +
3.00%, 6.916%, 7/30/32  33,779 33,835
PEX Holdings, FRN, 3M TSFR +
2.75%, 6.752%, 11/26/31  7,254 7,251
RFS OPCO, FRN, 1M TSFR +
1.00%, 1.00%, 4/4/31 (3)(7) 1,695 1,691
RFS OPCO, FRN, 1M TSFR +
4.75%, 8.752%, 4/4/31 (7) 2,179 2,164
RFS OPCO, FRN, 1M TSFR +
5.00%, 8.752%, 4/4/31 (7) 4,920 4,887
Ryan Specialty, FRN, 1M TSFR +
2.00%, 5.916%, 9/15/31  5,285 5,286
Sedgwick Claims Management
Services, FRN, 1M TSFR + 2.50%,
6.416%, 7/31/31  58,460 58,551
USI, FRN, 3M TSFR + 2.25%,
6.252%, 11/21/29  4,651 4,659
860,782
Food  1.1%
1440 Foods Topco, FRN, 1M TSFR +
5.00%, 8.916%, 10/31/31  4,965 4,608
Celsius Holdings, FRN, 3M TSFR +
2.50%, 6.476%, 4/1/32  10,912 10,967
Chobani, FRN, 1M TSFR + 2.25%,
6.166%, 10/28/32  15,056 15,141
Primo Brands, FRN, 3M TSFR +
2.25%, 6.252%, 3/31/28  10,758 10,777
Par/Shares $ Value
(Amounts in 000s)
‡
Sazerac, FRN, 1M TSFR + 2.50%,
6.48%, 7/9/32  7,315 7,347
Snacking Investments U.S., FRN, 3M
TSFR + 3.00%, 6.838%, 10/12/32  6,430 6,468
55,308
Gaming  1.3%
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 6.166%, 2/6/30  10,695 10,579
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 6.166%, 2/6/31  16,187 15,992
HRNI Holdings, FRN, 3M TSFR +
4.25%, 8.402%, 12/11/28  17,041 16,501
Light & Wonder International, FRN,
1M TSFR + 2.25%, 6.209%, 4/16/29  7,604 7,611
Ontario Gaming GTA, FRN, 3M
TSFR + 4.25%, 8.24%, 8/1/30  7,415 6,907
Playtika Holding, FRN, 1M TSFR +
2.75%, 6.78%, 3/13/28  2,439 2,361
Voyager Parent, FRN, 3M TSFR +
4.75%, 8.752%, 7/1/32  7,835 7,834
67,785
Health Care  7.7%
1261229 B.C., FRN, 1M TSFR +
6.25%, 10.166%, 10/8/30  20,459 20,182
Amneal Pharmaceuticals, FRN, 1M
TSFR + 3.50%, 7.416%, 8/2/32  4,030 4,060
Argent Finco, FRN, 1M TSFR +
2.50%, 11/22/32 (4)(7) 9,155 9,178
AthenaHealth Group, FRN, 1M TSFR
+ 2.75%, 6.666%, 2/15/29  14,865 14,834
Bausch + Lomb, FRN, 1M TSFR +
4.25%, 8.166%, 1/15/31  18,242 18,342
Concentra Health Services, FRN, 1M
TSFR + 2.00%, 5.916%, 7/26/31  4,449 4,466
Dechra Finance U.S., FRN, 6M
TSFR + 3.25%, 7.447%, 1/27/32  4,885 4,907
Financiere Mendel, FRN, 3M TSFR +
2.75%, 6.593%, 11/8/30  4,197 4,222
Global Medical Response, FRN, 3M
TSFR + 3.50%, 7.384%, 10/1/32  8,375 8,417
Hanger, FRN, 1M TSFR + 3.50%,
7.227%, 10/23/31 (3) 4,300 4,309
Heartland Dental, FRN, 1M TSFR +
3.75%, 7.666%, 8/25/32  12,874 12,919
Insulet, FRN, 1M TSFR + 2.00%,
5.916%, 8/1/31  2,474 2,487
IVI America, FRN, 3M TSFR +
3.25%, 7.252%, 4/18/31  11,299 11,322
LifePoint Health, FRN, 1M TSFR +
3.50%, 7.335%, 5/17/31  7,464 7,470
LifePoint Health, FRN, 3M TSFR +
3.75%, 7.655%, 5/17/31  18,278 18,321
Loire Finco Luxembourg, FRN, 1M
TSFR + 4.00%, 7.916%, 1/21/30  7,408 7,406
Medline Borrower, FRN, 1M TSFR +
2.00%, 5.916%, 10/23/28  31,196 31,236
Medline Borrower, FRN, 1M TSFR +
2.00%, 5.916%, 10/23/30  44,768 44,816

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Opal U.S., FRN, 3M TSFR + 3.00%,
6.902%, 4/28/32  53,620 53,964
Paradigm Parent, FRN, 3M TSFR +
4.50%, 8.382%, 4/16/32  4,805 4,137
PetVet Care Centers, FRN, 1M TSFR
+ 6.00%, 8.922%, 10/24/30 (3) 5,360 5,346
Phoenix Newco, FRN, 1M TSFR +
2.25%, 6.166%, 11/15/28  3,982 3,997
QuidelOrtho, FRN, 3M TSFR +
4.00%, 8.002%, 8/20/32  5,915 5,884
Sebia, FRN, 3M TSFR + 4.00%,
8.002%, 12/13/27  13,993 14,005
Star Parent, FRN, 3M TSFR +
4.00%, 8.002%, 9/27/30  4,148 4,153
Surgery Center Holdings, FRN, 1M
TSFR + 2.50%, 6.416%, 12/19/30  36,641 36,708
Team Health Holdings, FRN, 3M
TSFR + 4.50%, 8.34%, 6/30/28 (4) 18,234 18,252
U.S. Renal Care, FRN, 1M TSFR +
5.00%, 9.03%, 6/28/28  7,636 7,220
VetStrategy Canada Holdings, FRN,
3M TSFR + 3.75%, 7.752%, 12/12/28  6,527 6,553
Waystar Technologies, FRN, 1M
TSFR + 2.00%, 5.916%, 10/22/29  11,827 11,832
400,945
Information Technology  15.5%
Applied Systems, FRN, 3M TSFR +
2.50%, 6.502%, 2/24/31  71,720 71,963
Applied Systems, FRN, 3M TSFR +
4.50%, 8.502%, 2/23/32  47,869 48,707
Avalara, FRN, 3M TSFR + 2.75%,
6.735%, 3/26/32  30,988 31,087
Boxer Parent, FRN, 1M TSFR +
5.75%, 9.666%, 7/30/32  5,407 5,196
Boxer Parent, FRN, 3M TSFR +
3.00%, 7.199%, 7/30/31  1,417 1,411
Central Parent, FRN, 3M TSFR +
3.25%, 7.252%, 7/6/29  14,651 12,146
Cloud Software Group, FRN, 3M
TSFR + 3.25%, 7.252%, 3/21/31  14,993 14,947
Cloud Software Group, FRN, 3M
TSFR + 3.25%, 7.252%, 8/13/32  39,602 39,500
Cloudera, FRN, 1M TSFR + 3.75%,
7.766%, 10/8/28  5,496 5,201
Cloudera, FRN, 1M TSFR + 6.00%,
10.016%, 10/8/29  5,878 5,202
CommScope, FRN, 1M TSFR +
4.75%, 8.666%, 12/17/29  10,305 10,354
ConnectWise, FRN, 3M TSFR +
3.50%, 7.763%, 9/29/28  9,207 9,206
Delivery Hero Finco, FRN, 3M TSFR
+ 5.00%, 8.843%, 12/12/29  15,494 15,520
Delta Topco, FRN, 1M TSFR +
2.75%, 6.617%, 11/30/29  4,725 4,696
Delta Topco, FRN, 1M TSFR +
5.25%, 9.154%, 11/29/30  7,895 7,783
Disco Parent, FRN, 3M TSFR +
3.25%, 7.072%, 8/6/32 (7) 10,785 10,825
Par/Shares $ Value
(Amounts in 000s)
‡
Dye & Durham, FRN, 3M TSFR +
4.25%, 8.352%, 4/11/31  8,515 7,664
ECI Macola, FRN, 3M TSFR +
2.75%, 6.752%, 5/9/30  9,273 9,299
Ellucian Holdings, FRN, 1M TSFR +
2.75%, 6.666%, 10/9/29  37,441 37,532
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 8.666%, 11/22/32  44,042 44,262
Epicor Software, FRN, 1M TSFR +
2.50%, 6.416%, 5/30/31  71,609 71,801
Fleet U.S. Bidco, FRN, 6M TSFR +
2.50%, 6.542%, 2/21/31 (7) 18,108 18,130
IGT Holding IV, FRN, 3M TSFR +
3.00%, 6.951%, 9/1/31 (7) 1,855 1,857
Javelin Buyer, FRN, 3M TSFR +
5.00%, 8.822%, 12/6/32  9,645 9,609
Kaseya, FRN, 1M TSFR + 3.00%,
6.916%, 3/20/32  10,449 10,459
Kaseya, FRN, 1M TSFR + 5.00%,
8.916%, 3/20/33  29,667 29,110
McAfee, FRN, 1M TSFR + 3.00%,
6.916%, 3/1/29  39,722 36,608
MH Sub I, FRN, 1M TSFR + 4.25%,
8.166%, 12/31/31  11,189 9,096
MH Sub I, FRN, 3M TSFR + 4.25%,
8.252%, 5/3/28  19,277 17,380
MH Sub I, FRN, 3M TSFR + 6.25%,
10.09%, 2/23/29  15,644 12,110
Orion U.S. Finco, FRN, 3M TSFR +
3.50%, 7.427%, 10/12/32  9,660 9,696
Orion U.S. Finco, FRN, 3M TSFR +
5.50%, 9.427%, 5/20/33 (4) 7,464 7,501
Polaris Newco, FRN, 3M EURIBOR +
4.00%, 6.074%, 6/2/28 (EUR)  7,255 7,862
Project Alpha Intermediate Holding,
FRN, 3M TSFR + 5.00%, 9.002%,
5/9/33  28,794 27,894
Proofpoint, FRN, 1M TSFR + 3.00%,
6.916%, 8/31/28  24,783 24,878
RealPage, FRN, 3M TSFR + 3.00%,
7.263%, 4/24/28  4,654 4,647
RealPage, FRN, 3M TSFR + 3.75%,
7.752%, 4/24/28  7,030 7,049
Red Planet Borrower, FRN, 1M TSFR
+ 4.00%, 7.916%, 9/8/32 (4) 16,654 16,647
Sandisk, FRN, 3M TSFR + 3.00%,
6.857%, 2/20/32  14,816 14,900
Starlight Parent, FRN, 3M TSFR +
4.00%, 8.026%, 4/16/32  5,030 4,985
X, 9.50%, 10/26/29 (4) 39,505 39,127
X, FRN, 6M TSFR + 6.50%,
10.448%, 10/26/29 (4) 36,915 35,918
X.AI, FRN, 6M TSFR + 7.25%,
11.122%, 6/28/30  2,600 2,510
812,275
Manufacturing  5.7%
Alliance Laundry Systems, FRN, 3M
TSFR + 2.25%, 6.14%, 8/19/31  3,379 3,385

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CPM Holdings, FRN, 1M TSFR +
4.50%, 8.343%, 9/28/28 (4) 17,754 17,654
Engineered Machinery Holdings,
FRN, 3M TSFR + 3.25%,
11/22/32 (4) 2,332 2,340
Engineered Machinery Holdings,
FRN, 3M TSFR + 3.25%, 7.085%,
11/22/32 (4) 41,756 41,912
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.00%, 10.263%,
5/21/29  27,644 27,644
Filtration Group, FRN, 1M TSFR +
2.75%, 6.666%, 10/21/28  51,162 51,443
Husky Injection Molding Systems,
FRN, 3M TSFR + 3.75%, 7.665%,
2/15/29 (4) 25,490 25,610
LTI Holdings, FRN, 1M TSFR +
3.75%, 7.666%, 7/29/29  59,515 59,837
Madison IAQ, FRN, 3M TSFR +
2.75%, 6.637%, 11/8/32  4,766 4,786
Madison IAQ, FRN, 6M TSFR +
2.50%, 6.702%, 6/21/28  15,992 16,041
Madison Safety & Flow, FRN, 1M
TSFR + 2.50%, 6.416%, 9/26/31  4,877 4,895
Merlin Buyer, FRN, 3M TSFR +
4.00%, 12/14/28 (4)(7) 8,994 9,061
Pro Mach Group, FRN, 1M TSFR +
2.75%, 6.666%, 10/16/32  26,154 26,276
Recess Holdings, FRN, 3M TSFR +
3.75%, 7.615%, 2/20/30  4,319 4,334
Watlow Electric Manufacturing, FRN,
3M TSFR + 3.00%, 6.84%, 3/2/28  4,165 4,172
299,390
Metals & Mining  0.2%
Arsenal AIC Parent, FRN, 1M TSFR
+ 2.75%, 6.666%, 8/18/30  11,220 11,224
11,224
Other Telecommunications  2.5%
Frontier Communications Holdings,
FRN, 1M TSFR + 2.50%, 6.459%,
7/1/31  26,073 26,033
Level 3 Financing, FRN, 1M TSFR +
3.25%, 7.166%, 3/29/32 (4) 51,940 52,005
Lumen Technologies, FRN, 1M TSFR
+ 2.35%, 6.38%, 4/16/29  12,367 12,285
Lumen Technologies, FRN, 1M TSFR
+ 2.35%, 6.38%, 4/15/30  5,268 5,232
Lumen Technologies, FRN, 1M TSFR
+ 6.00%, 9.916%, 6/1/28  8,893 9,000
QualityTech, FRN, 1M TSFR +
3.50%, 7.506%, 11/4/31  8,517 8,478
Windstream Services, FRN, 1M
TSFR + 4.00%, 7.916%, 10/6/32  9,955 9,899
Zayo Group Holdings, FRN,
14.803%, 3/11/30 (7.77% PIK and
1M TSFR + 3.00% Cash) (6) 7,476 7,081
130,013
Par/Shares $ Value
(Amounts in 000s)
‡
Restaurants  0.5%
Dave & Buster's, FRN, 3M TSFR +
3.25%, 7.125%, 6/29/29  10,004 9,050
IRB Holding, FRN, 1M TSFR +
2.50%, 6.416%, 12/15/30  19,855 19,854
28,904
Retail  1.1%
Boots Group Finco, FRN, 1M TSFR +
3.50%, 7.416%, 8/30/32  17,285 17,393
Evergreen Acqco 1, FRN, 3M TSFR
+ 3.00%, 7.026%, 9/17/32  5,909 5,924
Petco Health & Wellness, FRN, 3M
TSFR + 3.25%, 7.513%, 3/3/28  5,000 4,912
PetSmart, FRN, 1M TSFR + 4.00%,
7.96%, 8/18/32  15,147 15,008
Victra Holdings, FRN, 3M TSFR +
3.75%, 7.752%, 3/29/29  14,079 14,079
57,316
Satellites  0.6%
Connect Finco, FRN, 1M TSFR +
4.50%, 8.416%, 9/27/29  20,189 20,050
Iridium Satellite, FRN, 1M TSFR +
2.25%, 6.166%, 9/20/30  4,938 4,716
Viasat, FRN, 1M TSFR + 4.50%,
8.53%, 3/2/29 (4) 3,360 3,337
Viasat, FRN, 1M TSFR + 4.50%,
8.574%, 5/30/30  5,511 5,448
33,551
Services  7.9%
Acuren Delaware Holdco, FRN, 1M
TSFR + 2.75%, 6.666%, 7/30/31  6,520 6,550
Aggreko Holdings, FRN, 3M TSFR +
3.00%, 6.868%, 5/21/31  20,841 20,938
Allied Universal Holdco, FRN, 1M
TSFR + 3.25%, 7.166%, 8/20/32  54,666 54,864
Anticimex Global, FRN, 3M TSFR +
2.90%, 6.81%, 11/17/31  8,082 8,125
Ascend Learning, FRN, 1M TSFR +
3.00%, 6.916%, 12/11/28  13,652 13,649
Boost Newco Borrower, FRN, 3M
TSFR + 2.00%, 6.002%, 1/31/31  12,293 12,311
Clearwater Analytics, FRN, 6M TSFR
+ 2.25%, 6.46%, 4/21/32  6,605 6,605
Crown Subsea Communications
Holding, FRN, 1M TSFR + 3.50%,
7.416%, 1/30/31  6,400 6,440
Dawn Bidco, FRN, 1M TSFR +
3.00%, 10/7/32 (4) 18,175 18,119
Dayforce, FRN, 3M TSFR + 2.00%,
5.84%, 3/1/31 (7) 10,285 10,285
EG America, FRN, 3M TSFR +
3.50%, 7.322%, 2/7/28  13,909 13,953
Fortress Intermediate 3, FRN, 1M
TSFR + 3.00%, 6.784%, 6/27/31  12,385 12,347
Fugue Finance, FRN, 3M TSFR +
2.75%, 6.544%, 1/9/32  3,694 3,703
HireRight Holdings, FRN, 1M TSFR +
3.25%, 7.166%, 9/27/30  9,002 7,799

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HomeServe USA Holding, FRN, 1M
TSFR + 2.00%, 5.96%, 10/21/30  2,485 2,485
Icon Parent, FRN, 3M TSFR +
2.75%, 6.753%, 11/13/31  14,893 14,919
Icon Parent, FRN, 3M TSFR +
5.00%, 8.841%, 11/12/32 (4) 18,285 18,285
Mermaid Bidco, FRN, 3M TSFR +
3.25%, 7.151%, 7/3/31  15,304 15,323
Project Boost Purchaser, FRN, 3M
TSFR + 2.75%, 6.668%, 7/16/31  15,766 15,761
Renaissance Holdings, FRN, 1M
TSFR + 4.00%, 7.916%, 4/5/30  17,216 14,875
Sabre GLBL, FRN, 1M TSFR +
5.00%, 9.016%, 6/30/28  5,123 4,832
Sabre GLBL, FRN, 1M TSFR +
6.00%, 10.016%, 11/15/29  7,746 7,023
Shift4 Payments, FRN, 3M TSFR +
2.50%, 6.502%, 6/30/32  6,650 6,693
Speed Midco 3, FRN, 6M TSFR +
2.50%, 6.288%, 10/7/32 (7) 10,130 10,117
Staples, FRN, 3M TSFR + 5.75%,
9.604%, 9/4/29  4,634 4,343
TK Elevator U.S. Newco, FRN, 6M
TSFR + 2.75%, 6.947%, 4/30/30  7,709 7,751
Trio Bidco, FRN, 3M TSFR + 1.00%,
1.00%, 10/29/32 (3)(4) 1,667 1,663
Trio Bidco, FRN, 3M TSFR + 4.00%,
7.84%, 10/8/32 (4) 15,833 15,794
UKG, FRN, 3M TSFR + 2.50%,
6.338%, 2/10/31  72,364 72,303
Wash Bidco, FRN, 1M TSFR +
3.25%, 7.166%, 8/9/32  6,185 6,219
414,074
Utilities  3.6%
Alpha Generation, FRN, 1M TSFR +
2.00%, 5.916%, 9/30/31  24,916 24,952
Cogentrix Finance Holdco I, FRN, 1M
TSFR + 2.25%, 6.166%, 2/26/32  21,228 21,341
Compass Power Generation, FRN,
1M TSFR + 3.25%, 7.166%, 4/14/29  3,519 3,540
Constellation Renewables, FRN, 3M
TSFR + 2.00%, 5.822%, 12/15/27  13,900 13,935
Cornerstone Generation, FRN, 3M
TSFR + 3.25%, 7.093%, 8/11/32  26,425 26,675
Hamilton Projects Acquiror, FRN, 1M
TSFR + 2.50%, 6.416%, 5/30/31 (4) 10,831 10,900
Innio North America Holding, FRN,
3M TSFR + 2.25%, 6.135%, 11/2/28  3,576 3,588
MRP Buyer, FRN, 3M TSFR +
3.25%, 5.662%, 6/4/32 (3) 838 829
MRP Buyer, FRN, 3M TSFR +
3.25%, 7.252%, 6/4/32  6,587 6,513
Pike, FRN, 1M TSFR + 3.00%,
7.03%, 1/21/28  7,289 7,301
Talen Energy Supply, FRN, 1M TSFR
+ 2.00%, 10/9/32 (4) 17,575 17,575
Talen Energy Supply, FRN, 3M TSFR
+ 2.50%, 6.353%, 5/17/30  14,062 14,087
Par/Shares $ Value
(Amounts in 000s)
‡
Talen Energy Supply, FRN, 3M TSFR
+ 2.50%, 6.353%, 12/13/31  29,716 29,759
TerraForm Power Operating, FRN,
3M TSFR + 2.00%, 6.002%, 5/21/29  9,313 9,290
190,285
Wireless Communications  1.6%
Asurion, FRN, 1M TSFR + 4.25%,
8.166%, 9/19/30  9,480 9,295
Asurion, FRN, 1M TSFR + 4.25%,
8.266%, 8/19/28  21,275 21,225
Asurion, FRN, 1M TSFR + 5.25%,
9.28%, 1/31/28  27,975 26,734
Asurion, FRN, 1M TSFR + 5.25%,
9.28%, 1/20/29 (4) 30,208 28,232
85,486
Total Bank Loans (Cost
$4,527,652) 4,525,463
CONVERTIBLE PREFERRED STOCKS  0.1%
Insurance  0.1%
Acrisure, Series A-2, Acquisition
Date: 5/20/25, Cost $6,900 (5)(7)(8) 287 6,900
Total Convertible Preferred Stocks
(Cost $6,900) 6,900
CORPORATE BONDS  8.0%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (1) 3,190 3,254
3,254
Automotive  1.0%
Ford Motor Credit, FRN, SOFR +
2.95%, 7.122%, 3/6/26  15,635 15,710
Rivian Holdings, 10.00%, 1/15/31 (1) 40,070 38,066
53,776
Broadcasting  0.9%
Gray Media, 9.625%, 7/15/32 (1) 7,475 7,718
Gray Media, 10.50%, 7/15/29 (1) 6,590 7,092
Neptune Bidco U.S., 9.29%,
4/15/29 (1) 9,995 9,920
Neptune Bidco U.S., 10.375%,
5/15/31 (1) 10,460 10,565
Univision Communications, 8.00%,
8/15/28 (1) 4,609 4,747
Univision Communications, 9.375%,
8/1/32 (1) 6,262 6,638
46,680
Building Products  0.0%
CP Atlas Buyer, 9.75%, 7/15/30 (1) 1,445 1,459
1,459
Cable Operators  0.3%
CSC Holdings, 11.25%, 5/15/28 (1) 10,080 7,812
Directv Financing, 10.00%,
2/15/31 (1) 5,200 5,161
12,973

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy  0.3%
Aethon III, 10.077%, 1/10/27,
Acquisition Date: 9/5/25,
Cost $417 (7)(8) 420 417
NGL Energy Operating, 8.125%,
2/15/29 (1) 2,975 3,060
Venture Global LNG, 9.50%,
2/1/29 (1) 4,320 4,552
Venture Global LNG, VR, 9.00% (1)
(9)(10) 6,040 5,142
Venture Global Plaquemines LNG,
7.50%, 5/1/33 (1) 3,980 4,328
17,499
Financial  1.1%
Acrisure, 8.50%, 6/15/29 (1) 6,600 6,864
Alliant Holdings Intermediate, 6.75%,
10/15/27 (1) 4,250 4,271
Alliant Holdings Intermediate, 6.75%,
4/15/28 (1) 1,980 2,015
Aretec Group, 10.00%, 8/15/30 (1) 3,780 4,092
Hightower Holding, 9.125%,
1/31/30 (1) 4,525 4,763
HUB International, 7.25%, 6/15/30 (1) 7,825 8,177
HUB International, 7.375%,
1/31/32 (1) 4,370 4,539
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (1) 11,650 12,189
Navient, 9.375%, 7/25/30  3,710 4,081
USI, 7.50%, 1/15/32 (1) 7,239 7,519
58,510
Health Care  0.7%
1261229 B.C., 10.00%, 4/15/32 (1) 4,640 4,791
CHS, 10.875%, 1/15/32 (1) 12,045 12,963
LifePoint Health, 11.00%,
10/15/30 (1) 18,470 20,271
38,025
Information Technology  1.1%
Cloud Software Group, 6.625%,
8/15/33 (1) 4,840 4,767
Cloud Software Group, 8.25%,
6/30/32 (1) 4,520 4,769
Cloud Software Group, 9.00%,
9/30/29 (1) 34,950 36,086
X.AI, 12.50%, 6/30/30  9,565 10,043
55,665
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%,
10/1/31 (1) 3,810 4,182
4,182
Other Telecommunications  0.6%
Level 3 Financing, 4.875%,
6/15/29 (1) 5,220 4,972
Level 3 Financing, 6.875%,
6/30/33 (1) 3,550 3,621
Level 3 Financing, 7.00%, 3/31/34 (1) 12,430 12,741
WULF Compute, 7.75%, 10/15/30 (1) 7,560 7,815
29,149
Par/Shares $ Value
(Amounts in 000s)
‡
Printing & Publishing  0.2%
Getty Images, 10.50%, 11/15/30 (1) 5,185 5,224
Getty Images, 11.25%, 2/21/30 (1) 6,810 6,538
11,762
Real Estate Investment Trust
Securities  0.1%
Service Properties Trust, 8.625%,
11/15/31 (1) 3,115 3,275
Service Properties Trust, Zero
Coupon, 9/30/27 (1) 3,825 3,399
6,674
Services  0.7%
Allied Universal Holdco, 7.875%,
2/15/31 (1) 4,057 4,260
Boost Newco Borrower, 7.50%,
1/15/31 (1) 2,780 2,950
EG Global Finance, 12.00%,
11/30/28 (1) 9,905 10,773
Sabre Financial Borrower, 11.125%,
6/15/29 (1) 8,060 8,221
Sabre GLBL, 10.75%, 11/15/29 (1) 6,222 5,475
Sabre GLBL, 11.125%, 7/15/30 (1) 5,663 4,877
UKG, 6.875%, 2/1/31 (1) 1,965 2,024
38,580
Telephones  0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 4.905%,
3/20/26  9,405 9,427
9,427
Utilities  0.6%
NRG Energy, VR, 10.25% (1)(9)(10) 5,935 6,477
Talen Energy Supply, 8.625%,
6/1/30 (1) 7,865 8,327
Vistra, VR, 8.00% (1)(9)(10) 2,341 2,382
Vistra, Series C, VR, 8.875% (1)(9)
(10) 13,025 14,360
31,546
Total Corporate Bonds (Cost
$416,399) 419,161
PREFERRED STOCKS  0.2%
Financial  0.2%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $8,264 (7)(8) 8 8,427
Total Preferred Stocks (Cost
$8,264) 8,427

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  7.1%
Money Market Funds  7.1%
T. Rowe Price Government Reserve
Fund, 4.02% (11)(12) 370,864 370,864
Total Short-Term Investments
(Cost $370,864) 370,864
Total Investments in Securities
101.8% of Net Assets
(Cost $5,331,073) $ 5,331,801
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $380,469 and represents 7.3% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at November 30, 2025, were $6,447 and were valued at $6,440 (0.1% of net assets).
(4) All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) Non-income producing
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $15,744 and represents 0.3% of net assets.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
PRIME Prime rate
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 391 50 31 19
JPMorgan Chase, Protection Sold (Relevant Credit: Carvana, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 390 49 30 19
Total Bilateral Credit Default Swaps, Protection Sold 61 38
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 4.107% (SOFR) at Maturity, 12/20/25 12,405 342 — 342
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 4.107% (SOFR) at Maturity, 3/20/26 12,405 350 — 350
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 4.122% (SOFR) at Maturity, 12/20/25 26,925 330 — 330
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 4.122% (SOFR) at Maturity, 3/20/26 5,000 17 — 17
Total Bilateral Total Return Swaps — 1,039
Total Bilateral Swaps 61 1,077
* Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $4.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 2/20/26 USD 1,836 EUR 1,576 $ —
Toronto-Dominion Bank 2/20/26 USD 18,238 EUR 15,645 6
Net unrealized gain (loss) on open forward
currency exchange contracts $ 6

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.02% $ — # $ — $ 7,894 +
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government Reserve Fund, 4.02% $ 443,623 ¤ ¤ $ 370,864 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $7,894 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $370,864.

T. ROWE PRICE Institutional Floating Rate Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $5,331,073) $ 5,331,801
Receivable for investment securities sold 69,106
Interest receivable 30,828
Cash 21,543
Unrealized gain on bilateral swaps 1,077
Receivable for shares sold 1,026
Bilateral swap premiums paid 61
Unrealized gain on forward currency exchange contracts 6
Foreign currency (cost $1) 1
Total assets 5,455,449
Liabilities
Payable for investment securities purchased 196,517
Payable for shares redeemed 9,255
Investment management and administrative fees payable 2,583
Other liabilities 10,717
Total liabilities 219,072
NET ASSETS $ 5,236,377
Net Assets Consist of:
Total distributable earnings (loss) $ (623,636)
Paid-in capital applicable to 556,795,094 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 5,860,013
NET ASSETS $ 5,236,377
NET ASSET VALUE PER SHARE
Institutional Class
(Net assets: $4,944,364; Shares outstanding: 525,722,825) $ 9.40
F Class
(Net assets: $289,114; Shares outstanding: 30,763,566) $ 9.40
Z Class
(Net assets: $2,899; Shares outstanding: 308,703) $ 9.39

T. Rowe Price Institutional Floating Rate Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 187,649
Dividend 8,332
Total income 195,981
Expenses
Investment management and administrative expense 13,767
Administrative fee payment program fees - F Class 200
Miscellaneous 559
Waived / paid by Price Associates (13)
Net expenses 14,513
Net investment income 181,468
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (5,187)
Swaps 426
Forward currency exchange contracts (609)
Foreign currency transactions 186
Net realized loss (5,184)
Change in net unrealized gain / loss
Securities (4,059)
Swaps 405
Forward currency exchange contracts 248
Other assets and liabilities denominated in foreign currencies 27
Change in net unrealized gain / loss (3,379)
Net realized and unrealized gain / loss (8,563)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 172,905

T. Rowe Price Institutional Floating Rate Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 181,468 $ 341,061
Net realized loss (5,184) (18,501)
Change in net unrealized gain / loss (3,379) (17,509)
Increase in net assets from operations 172,905 305,051
Distributions to shareholders
Net earnings
Institutional Class (169,566) (314,876)
F Class (10,416) (23,211)
Z Class (189) (259)
Decrease in net assets from distributions (180,171) (338,346)
Capital share transactions
*
Shares sold
Institutional Class 897,614 1,555,855
F Class 35,000 114,671
Z Class – 11,650
Distributions reinvested
Institutional Class 143,436 265,316
F Class 10,270 22,943
Z Class 189 259
Shares redeemed
Institutional Class (519,255) (1,371,343)
F Class (58,814) (135,032)
Z Class (3,245) (6,165)
Increase in net assets from capital share transactions 505,195 458,154
Net Assets
Increase during period 497,929 424,859
Beginning of period 4,738,448 4,313,589
End of period $ 5,236,377 $ 4,738,448
*Share information (000s)
Shares sold
Institutional Class 95,177 164,716
F Class 3,715 12,134
Z Class – 1,232
Distributions reinvested
Institutional Class 15,211 28,086
F Class 1,090 2,430
Z Class 20 27
Shares redeemed
Institutional Class (55,067) (145,551)
F Class (6,241) (14,335)
Z Class (344) (660)
Increase in shares outstanding 53,561 48,079

T. Rowe Price Institutional Floating Rate Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of
1940 (the 1940 Act). The Institutional Floating Rate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund has three classes of shares: the Institutional Floating Rate Fund (Institutional Class), the Institutional Floating Rate
Fund–F Class (F Class) and the Institutional Floating Rate Fund–Z Class (Z Class). F Class shares are available only through financial advisors and certain third-party intermediaries that have entered into an administrative fee agreement with
T. Rowe Price Services, Inc. The F Class participates in a Board-approved administrative fee payment program pursuant to which the fund compensates certain financial intermediaries for various shareholder and administrative services they provide to underlying investors. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The F Class pays certain shareholder and administrative expenses at a rate of up to 0.15% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the

T. Rowe Price Institutional Floating Rate Fund

SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A

T. Rowe Price Institutional Floating Rate Fund

security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Asset-Backed Securities $ — $ 986 $ — $ 986
Bank Loans — 4,413,253 112,210 4,525,463
Convertible Preferred Stocks — — 6,900 6,900
Corporate Bonds — 418,744 417 419,161
Preferred Stocks — — 8,427 8,427
Short-Term Investments 370,864 — — 370,864
Total Securities 370,864 4,832,983 127,954 5,331,801
Swaps — 1,138 — 1,138
Forward Currency Exchange Contracts — 6 — 6
Total $ 370,864 $ 4,834,127 $ 127,954 $ 5,332,945

T. Rowe Price Institutional Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2025. Gain (loss)
reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at
November 30, 2025, totaled $375,000 for the six months ended November 30, 2025. During the six months, transfers out of Level 3 were because observable market data became available for the security.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2025, and the related location on the accompanying Statement of Assets and
Liabilities, presented by primary underlying risk exposure:
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
11/30/25
Investment in Securities
Bank Loans $ 207,319 $ 314 $ 84,658 $ (5,435) $ (174,646) $ 112,210
Convertible Preferred Stocks 6,900 — — — — 6,900
Corporate Bonds — — 417 — — 417
Preferred Stocks 8,406 21 — — — 8,427
Total $ 222,625 $ 335 $ 85,075 $ (5,435) $ (174,646) $ 127,954
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 6
Credit derivatives Bilateral Swaps and Premiums 1,138
Total $ 1,144

T. Rowe Price Institutional Floating Rate Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, no collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ (609) $ — $ (609)
Credit derivatives — 426 426
Total $ (609) $ 426 $ (183)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 248 $ — $ 248
Credit derivatives — 405 405
Total $ 248 $ 405 $ 653

T. Rowe Price Institutional Floating Rate Fund

had been posted by the fund to counterparties for bilateral derivatives.  As of November 30, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $815,000.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $781,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements,

T. Rowe Price Institutional Floating Rate Fund

potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.
The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the
Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full

T. Rowe Price Institutional Floating Rate Fund

commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,703,973,000 and $1,281,132,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had $622,158,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was
$5,333,461,000. Net unrealized loss aggregated $200,000 at period-end, of which $37,320,000 related to appreciated investments and $37,520,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price
Associates provides for an annual all-inclusive fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
The Z Class is subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30, 2025 as indicated in the table below. At November 30, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Z Class
Expense limitation/I Class Limit 0.00%
Expense limitation date N/A
(Waived)/repaid during the period ($000s) $(13)

T. Rowe Price Institutional Floating Rate Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2025, approximately 23% of the Institutional Class's and 100% of the Z Class's
outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,
2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. Rowe Price Institutional Floating Rate Fund

NOTE 8 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a
$1.4 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of $1.25 billion, of which $1 billion is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Simple
Secured Overnight Financing Rate (SOFR), (b) Federal Funds Effective Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At November 30, 2025, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,250,000,000.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E170-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026